Intangible Assets (Details)	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2024 AUD ($) shares	Dec. 31, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2021	Jun. 30, 2024 $ / shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares
Intangible Assets [Line Items]
Estimate term of useful life	16 years 6 months			17 years	18 years	20 years
Future cash flows budgets and forecasts term	5 years
Estimated additional term	4 years			4 years
Estimated total term	9 years			9 years
Growth rate	2.50%			2.50%
Period of financial budgets approved by management	5 years
Average growth term	4 years			4 years
Growth rate	114.00%			82.00%
Forecast revenue growth rates	175.00%
Percentage of long-term	29.00%			29.00%
Forecasting capital expenditures on research and development (in Dollars)	$ 50,000			$ 50,000
Forecast of supporting assets rate	5.00%			5.00%
Percentage of amortisation	5.00%
Average useful life for intangibles	20 years
Long term growth rate				2.50%
Percentage of revenue reduction	14.60%			19.30%	13.00%
Revenue reduction compounded growth rate period	9 years			9 years	6 years 6 months
Percentage of EBITDA reduction rate	14.20%			11.80%	20.00%
EBITDA reduction period	9 years			9 years
Discount rate	36.00%			33.80%	43.00%
Corporate tax rate	25.00%	25.00%		25.00%	25.00%
Shares issued (in Shares) | shares	9,651,102			8,118,075	7,371,807			8,118,075	8,118,075
Par value per share | (per share)							$ 4	$ 1.92	$ 1.34
Share issue related cost (in Dollars)	$ 637,594	$ 102,941	$ 1,000,000	$ 166,804	$ 278,319
Percentage of carrying value of the intangible asset				200.00%
Description of exchange rate				1 AUD$ = 0.6630 USD$
Cash flow projection period				6 years 6 months
Positive cash flow projections period				3 years
Percentage of weighted average cost of capital				27.00%
Revenue average growth period				6 years 6 months
Percentage of average growth rate				92.00%
Percentage of forecast revenue growth rates year one				147.00%
Percentage of forecast revenue growth rates year two				179.00%
Percentage of forecast revenue growth rates year three				96.00%
Percentage of forecast revenue growth rates year four				54.00%
Percentage of forecast revenue growth rates year five				26.00%
Percentage of forecast on salary and benefits remainder of fiscal year				176.00%
Percentage of forecast on salary and benefits year one				64.00%
Percentage of forecast on salary and benefits year two				24.00%
Percentage of forecast on salary and benefits after five years				8.00%
Percentage of forecast on salaries				17.00%
Percentage of EBITDA total				45.00%
Percentage of EBITDA remainder of fiscal year				(127.00%)
Percentage of EBITDA due next twelve month				(58.00%)
Percentage of EBITDA due year two				4.00%
Percentage of EBITDA due year three				28.00%
Percentage of EBITDA due year four				39.00%
Percentage of EBITDA due year five				45.00%
Research and development (in Dollars)	314,472	$ 100,934		$ 276,057	665,035
Property plant and equipment (in Dollars)	$ 18,056			$ 16,642
Percentage of amortisation estimated				5.00%
Average useful life for intangible				20 years
CY26 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	219.00%
Forecast of salary and benefits rate	66.00%
Percentage of long-term	(15.00%)
CY28 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	83.00%
Forecast of salary and benefits rate	32.00%			20.00%
Percentage of long-term	28.00%			25.00%
CY29 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	30.00%
Forecast of salary and benefits rate	24.00%
Percentage of long-term	29.00%
FY24 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates
CY30 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	20.00%
CY31 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	10.00%
CY32 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	5.00%
CY33 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	3.00%
CY24 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates
CY25 [Member]
Intangible Assets [Line Items]
Forecast of salary and benefits rate	88.00%
Percentage of long-term	(98.00%)
CY27 [Member]
Intangible Assets [Line Items]
Forecast of salary and benefits rate	54.00%
Percentage of long-term	16.00%
FY26 [Member]
Intangible Assets [Line Items]
Estimated additional term				1 year 6 months
Forecast revenue growth rates				259.00%
Forecast of salary and benefits rate				113.00%
Percentage of long-term				(29.00%)
FY27 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates				117.00%
Forecast of salary and benefits rate				26.00%
Percentage of long-term				7.00%
FY28 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates				86.00%
FY29 [Member]
Intangible Assets [Line Items]
Estimated additional term				6 years 6 months
Forecast revenue growth rates				38.00%
Forecast of salary and benefits rate				12.00%
Percentage of long-term				29.00%
FY30 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates				20.00%
FY31 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates				10.00%
FY32 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates				5.00%
FY33 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates				3.00%
FY25 [Member]
Intangible Assets [Line Items]
Forecast of salary and benefits rate				215.00%
Percentage of long-term				(109.00%)
Discounted Cash Flow Model [Member]
Intangible Assets [Line Items]
Percentage of revenue reduction				13.00%
Revenue reduction compounded growth rate period				6 years 6 months
Percentage of EBITDA reduction rate				20.00%
EBITDA reduction period				6 years 6 months
Discount rate				43.00%
Impairment Testing of Intangible Assets [Member]
Intangible Assets [Line Items]
Shares issued (in Shares) | shares								746,268	746,268
Bottom of range [member]
Intangible Assets [Line Items]
Forecast period	4 years
Top of range [member]
Intangible Assets [Line Items]
Forecast period	9 years
Australia [Member]
Intangible Assets [Line Items]
Corporate tax rate	30.00%			30.00%
Long term growth rate	2.50%
Corporate tax rate				30.00%
Products and Technology [Member]
Intangible Assets [Line Items]
Research and development (in Dollars)				$ 1,100,000
Bottom of range [member]
Intangible Assets [Line Items]
Period of financial budgets approved by management	2 years			2 years
Forecast period				4 years
Pre-tax discount rate	22.00%			22.00%
Oncosts forecast of salaries	18.00%			18.00%
Average timeframe profitability term	2 years			2 years
Percentage of independent valuation and discount rate				25.00%
Percentage of midpoint discount rate				0.50%
Percentage of forecast gross margin				65.00%
Percentage of forecast gross margin on valuation				50.00%
Percentage of Interest rate on gross margin				4.00%
Percentage of forecast gross margin on valuation after year five				70.00%
Bottom of range [member] | CY25 [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate	52.00%
Bottom of range [member] | FY25 [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate				49.00%
Top of range [member]
Intangible Assets [Line Items]
Period of financial budgets approved by management	3 years			5 years
Forecast period				9 years
Pre-tax discount rate	24.00%			24.00%
Oncosts forecast of salaries	19.00%			19.00%
Average timeframe profitability term	3 years			3 years
Percentage of independent valuation and discount rate				26.50%
Percentage of midpoint discount rate				27.00%
Percentage of forecast gross margin				75.00%
Percentage of forecast gross margin on valuation				30.00%
Percentage of Interest rate on gross margin				4.00%
Percentage of forecast gross margin on valuation after year five				50.00%
Top of range [member] | CY28 [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate				58.00%
Top of range [member] | CY29 [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate	58.00%
Capex [Member]
Intangible Assets [Line Items]
Property plant and equipment (in Dollars)				$ 200,000
AUD [Member]
Intangible Assets [Line Items]
Exchange rate	1			1
USD [Member]
Intangible Assets [Line Items]
Exchange rate	0.66			0.66